Business Combination - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Apr. 30, 2020
Disclosure of detailed information about business combination [Line Items]
identifiable intangible assets generated	₩ 410
Goodwill generated	407
operating income of combined entity	250,380
net loss of combined entity	1,948
operating income	387,697
net loss	8,461
KT Engineering Co Ltd [Member]
Disclosure of detailed information about business combination [Line Items]
Number of shares acquired		1,400,000
Percentage of ownership interest		59.80%
KT Estate [Member]
Disclosure of detailed information about business combination [Line Items]
Number of shares acquired		940,000
Percentage of ownership interest		40.20%
Business combinations [member]
Disclosure of detailed information about business combination [Line Items]
identifiable intangible assets generated	3
Goodwill generated	₩ 407